S000089902 [Member] Expense Example - Stewart Investors Global Emerging Markets Leaders Fund	Jul. 28, 2025 USD ($)
Select Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	1,418
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	$ 1,446